Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares outstanding	112,651,223	112,634,418
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000